Basic and Diluted Net Loss per Share - Computation of Diluted Net Loss Per Ordinary Share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares equivalent excluded from computation of diluted net loss per ordinary share	0	8,469	8,458
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares equivalent excluded from computation of diluted net loss per ordinary share	1,071	1,091	1,194
Redeemable Ordinary Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares equivalent excluded from computation of diluted net loss per ordinary share	0	742	742